UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549


                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934



  For the monthly distribution period from:
  September 18, 2008 to October 20, 2008

  Commission File Number of issuing entity: 333-141613-11

  Credit Suisse Commercial Mortgage Trust 2008-C1
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-141613

  Credit Suisse First Boston Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  Column Financial, Inc.
  KeyBank National Association
  (Exact names of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2201393
  54-2201394
  54-6790180
  54-6790181
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-1-A                         ______     ______   ___X___       ___________
  A-2FL                         ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  A-J                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  H                             ______     ______   ___X___       ___________
  J                             ______     ______   ___X___       ___________
  K                             ______     ______   ___X___       ___________
  L                             ______     ______   ___X___       ___________
  M                             ______     ______   ___X___       ___________
  N                             ______     ______   ___X___       ___________
  O                             ______     ______   ___X___       ___________
  P                             ______     ______   ___X___       ___________
  Q                             ______     ______   ___X___       ___________
  S                             ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  A-X                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____




  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On October 20, 2008 a distribution was made to holders of the certificates issued by Credit Suisse Commercial Mortgage Trust 2008-C1.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.




  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  No Update.



  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Credit Suisse Commercial Mortgage Trust 2008-C1, relating to the October 20, 2008 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.




  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Credit Suisse First Boston Mortgage Securities Corp.
  (Depositor)

  /s/ Jeffrey A. Altabef
  Jeffrey A. Altabef, Vice President

  Date: October 24, 2008




 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Credit Suisse Commercial Mortgage Trust 2008-C1, relating to the October 20, 2008 distribution.